Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2017
Organoclay Plant
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life	20 years
Property, plant and equipment, depreciation method	straight-line basis
Buildings
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life	20 years
Property, plant and equipment, depreciation method	straight-line basis
Organoclay Plant Equipment
Significant Accounting Policies [Line Items]
Property, plant and equipment, depreciation method	straight line basis
Organoclay Plant Equipment | Bottom of Range
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life	5 years
Organoclay Plant Equipment | Top of Range
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life	20 years
Lithium Demo Plant Equipment
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life	10 years
Property, plant and equipment, depreciation method	straight-line basis
Office Equipment
Significant Accounting Policies [Line Items]
Property, plant and equipment, depreciation method	declining balance method
Property, plant and equipment, annual depreciation rate	20.00%
Other Equipment
Significant Accounting Policies [Line Items]
Property, plant and equipment, depreciation method	straight-line basis
Other Equipment | Bottom of Range
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life	7 years
Other Equipment | Top of Range
Significant Accounting Policies [Line Items]
Property plant and equipment, estimated useful life	15 years